Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 26, 2013	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Earnings from continuing operations	$ 133.3	$ 134.5	$ 33.7	$ 111.0	$ 151.6	$ 164.1	$ 54.1	$ 106.8	$ 412.6	$ 476.5	$ 478.7
Losses from discontinued operations	(0.1)	(0.1)	(0.1)	(0.2)	(0.4)	0	(0.4)	(0.2)	(0.7)	(1.0)	(2.4)
Net earnings	$ 133.2	$ 134.4	$ 33.6	$ 110.8	$ 151.2	$ 164.1	$ 53.7	$ 106.6	$ 411.9	$ 475.5	$ 476.3
Average common shares outstanding - Basic (shares)									129.0	130.1	136.8
Effect of dilutive stock-based compensation (shares)									2.6	3.1	3.5
Average common shares outstanding - Diluted (shares)									131.6	133.2	140.3
Basic net earnings per share:
Earnings from continuing operations, Basic (in dollars per share)	$ 1.03	$ 1.04	$ 0.26	$ 0.87	$ 1.18	$ 1.28	$ 0.42	$ 0.80	$ 3.20	$ 3.66	$ 3.50
Losses from discontinued operations, Basic (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net earnings (in dollars per share)	$ 1.03	$ 1.04	$ 0.26	$ 0.86	$ 1.18	$ 1.28	$ 0.41	$ 0.80	$ 3.19	$ 3.65	$ 3.48
Diluted net earnings per share:
Earnings from continuing operations, Diluted (in dollars per share)	$ 1.01	$ 1.02	$ 0.26	$ 0.85	$ 1.15	$ 1.25	$ 0.41	$ 0.78	$ 3.14	$ 3.58	$ 3.41
Losses from discontinued operations, Diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net earnings (in dollars per share)	$ 1.01	$ 1.02	$ 0.26	$ 0.85	$ 1.15	$ 1.25	$ 0.40	$ 0.78	$ 3.13	$ 3.57	$ 3.39